The Hartford Municipal Opportunities Fund Investment Strategy - The Hartford Municipal Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in investment grade and non-investment grade (known as “junk bonds”) municipal securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return. Under normal circumstances, at least 80% of the Fund’s net assets must be invested in municipal securities. The Fund may invest up to 20% of the Fund’s net assets in non-investment grade municipal securities. The Fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax. The Fund will generally hold a diversified portfolio of investments across states and sectors, although the Fund is not required to invest in all states and sectors at all times. The Fund may invest in securities of any maturity or duration. Wellington Management’s portfolio construction process combines a top-down strategy, bottom-up fundamental research and comprehensive risk management. Bottom-up, internally generated, fundamental research attempts to identify relative value among sectors, within sectors, and between individual securities.